Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2020
Regulatory Matters [Abstract]
Capital Ratios Excluding the Capital Conservation Buffer
The following tables summarize the actual and required capital amounts of the Company and the Bank as of year-end.

	Actual		To Be Well Capitalized Under Prompt Corrective Action Regulations
2020	Amount	Ratio	Amount	Ratio
Tier 1 capital (to average assets)
Consolidated	$134,957	11.7%	$91,937	8.0%
Bank	120,989	10.7	90,407	8.0

	Actual		Minimum Regulatory	Minimum To Be Well
2019	Amount	Ratio	Capital Ratio (2)	Capitalized (1)
Total capital (to risk weighted assets)
Consolidated	$134,930	18.7%	8.0%	10.0%
Bank	120,716	17.0	8.0	10.0
Common equity Tier 1 capital (to risk weighted assets)
Consolidated	120,158	16.6	4.5	N/A
Bank	114,772	16.1	4.5	6.5
Tier 1 capital (to risk weighted assets)
Consolidated	128,658	17.8	6.0	6.0
Bank	114,772	16.1	6.0	8.0
Tier 1 capital (to average assets)
Consolidated	128,658	12.5	4.0	N/A
Bank	114,772	11.3	4.0	5.0

(1)
For the Company, these amounts would be required for the Company to engage in activities permissible only for a bank holding company that meets the financial holding company requirements if the Company were not subject to the SBHCP.  For the Bank, these are the amounts required for the Bank to be deemed well capitalized under the prompt corrective action regulations.

(2)	Excludes capital conservation buffer of 2.50%.